GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount	$ 6,794,398	$ 6,794,398	$ 6,976,800
Accumulated amortization	2,633,422	2,079,457	2,707,717
Net book value	4,160,976	4,714,941	5,369,083
Goodwill	768,091	768,091	1,050,366
Other
Gross carrying amount	76,798	76,798
Accumulated amortization	5,760	0
Net book value	$ 71,038	$ 76,798
Useful life	10 years	0 years
Customer Base
Gross carrying amount	$ 938,000	$ 938,000	1,197,200
Accumulated amortization	284,712	207,771	364,383
Net book value	$ 653,288	$ 730,229	$ 832,817
Customer Base | Minimum One [Member]
Useful life	3 years	3 years	3 years
Customer Base | Maximum One [Member]
Useful life	10 years	10 years	10 years
Developed Technology
Gross carrying amount	$ 4,595,600	$ 4,595,600	$ 4,595,600
Accumulated amortization	1,999,943	1,616,975	1,106,351
Net book value	$ 2,595,657	$ 2,978,625	$ 3,489,249
Useful life	9 years	9 years	9 years
Film Library
Gross carrying amount	$ 957,000	$ 957,000	$ 957,000
Accumulated amortization	231,250	177,100	104,900
Net book value	$ 725,750	$ 779,900	$ 852,100
Useful life	11 years	11 years	11 years
Trademarks and Tradenames
Gross carrying amount	$ 132,000	$ 132,000	$ 132,000
Accumulated amortization	35,437	26,731	15,123
Net book value	$ 96,563	$ 105,269	$ 116,877
Useful life	12 years	12 years	12 years
Favorable Leases
Gross carrying amount	$ 95,000	$ 95,000	$ 95,000
Accumulated amortization	76,320	50,880	16,960
Net book value	$ 18,680	$ 44,120	$ 78,040
Useful life	3 years	3 years	3 years